Ford Credit Auto Lease Trust 2025-B
Quarterly Supplemental Report - Payment Schedule of Remaining Leases as of December 31, 2025,

The following table shows the decline in the securitization value of the remaining leases in the reference pool as of December 31, 2025, and the remaining payments that will be received each month on the referenced pool assuming (1) each base monthly payment is made as scheduled with no prepayments, delays or defaults and (2) each leased vehicle is returned and sold for an amount equal to the base residual value in the month after the month in which the final base monthly payment is due. In addition, as of December 31, 2025, leases with a total base residual value of $8,435,909.45 had either (1) reached their scheduled termination dates but had not been purchased or returned or (2) been returned or repossessed but had not been sold. In the following table, this amount is assumed to be received in January 2026. The percentages in the following table may not sum to 100.00% due to rounding.

		Remaining Leases as of December 31, 2025,
Month		Securitization Value	Scheduled Base Monthly Payments			Base Residual Value
2025-	December	$1,431,208,807.57
2026-	January	$1,407,170,522.60	$23,598,157.41	4.89%	%	$11,490,171.80	0.99%	%
	February	$1,389,179,476.46	$23,506,471.32	4.88%	%	$5,413,413.45	0.47%	%
	March	$1,369,937,206.64	$23,397,429.86	4.85%	%	$6,633,957.05	0.57%	%
	April	$1,343,590,960.27	$23,166,594.63	4.80%	%	$13,819,308.50	1.19%	%
	May	$1,313,332,852.51	$22,871,258.48	4.74%	%	$17,822,030.75	1.54%	%
	June	$1,283,753,643.35	$22,580,399.91	4.68%	%	$17,199,124.80	1.49%	%
	July	$1,251,423,188.02	$22,245,023.78	4.61%	%	$20,056,197.15	1.73%	%
	August	$1,217,177,910.77	$21,864,344.73	4.53%	%	$22,100,789.38	1.91%	%
	September	$1,179,077,513.54	$21,398,172.69	4.44%	%	$26,156,206.45	2.26%	%
	October	$1,140,494,810.78	$20,934,053.90	4.34%	%	$26,806,876.34	2.32%	%
	November	$1,096,703,007.20	$20,391,369.87	4.23%	%	$32,259,250.25	2.79%	%
	December	$1,049,057,406.19	$19,783,143.45	4.10%	%	$36,381,447.06	3.14%	%
2027-	January	$1,017,071,414.73	$19,407,874.58	4.03%	%	$20,727,402.15	1.79%	%
	February	$980,597,309.09	$18,968,263.70	3.93%	%	$25,406,877.83	2.19%	%
	March	$940,823,358.38	$18,463,449.90	3.83%	%	$28,928,329.84	2.50%	%
	April	$888,031,178.97	$17,682,838.38	3.67%	%	$42,418,204.34	3.66%	%
	May	$840,318,014.23	$16,885,700.61	3.50%	%	$37,726,152.75	3.26%	%
	June	$794,715,621.66	$16,104,950.36	3.34%	%	$36,025,626.63	3.11%	%
	July	$734,007,220.46	$14,993,833.58	3.11%	%	$51,888,507.22	4.48%	%
	August	$673,149,859.64	$13,876,218.64	2.88%	%	$52,683,924.84	4.55%	%
	September	$615,296,447.98	$12,803,414.47	2.66%	%	$50,280,255.95	4.34%	%
	October	$553,178,644.73	$11,623,849.43	2.41%	%	$55,274,956.72	4.77%	%
	November	$476,724,134.31	$10,152,088.28	2.11%	%	$70,601,272.54	6.10%	%
	December	$391,025,778.56	$8,483,587.44	1.76%	%	$80,920,135.34	6.99%	%
2028-	January	$329,945,763.95	$7,295,759.47	1.51%	%	$56,824,838.75	4.91%	%
	February	$259,942,665.69	$5,892,510.25	1.22%	%	$66,677,091.01	5.76%	%
	March	$182,683,877.90	$4,333,960.32	0.90%	%	$74,947,687.16	6.47%	%
	April	$123,207,728.79	$3,058,226.85	0.63%	%	$57,840,944.36	5.00%	%
	May	$104,041,668.03	$2,657,723.67	0.55%	%	$17,468,218.45	1.51%	%
	June	$87,634,833.11	$2,313,444.05	0.48%	%	$14,904,260.00	1.29%	%
	July	$76,378,334.15	$2,046,176.98	0.42%	%	$9,893,451.05	0.85%	%
	August	$70,378,799.49	$1,911,749.57	0.40%	%	$4,683,164.47	0.40%	%
	September	$63,887,090.70	$1,757,600.15	0.36%	%	$5,282,616.95	0.46%	%
	October	$57,155,651.30	$1,588,773.75	0.33%	%	$5,640,485.25	0.49%	%
	November	$48,243,825.56	$1,350,958.04	0.28%	%	$8,006,165.60	0.69%	%
	December	$37,928,653.32	$1,072,550.76	0.22%	%	$9,618,309.60	0.83%	%
2029-	January	$29,528,221.57	$844,084.29	0.18%	%	$7,851,913.60	0.68%	%
	February	$19,474,694.69	$567,430.18	0.12%	%	$9,716,204.70	0.84%	%
	March	$8,908,050.74	$263,171.38	0.05%	%	$10,455,472.05	0.90%	%
	April	$95,492.93	$2,981.49	0.00%	%	$8,879,413.20	0.77%	%
	May	$0.00	$0.00	0.00%	%	$96,233.00	0.01%	%

Total			$482,139,590.60	100.00%	%	$1,157,806,888.33	100.00%	%

Total Scheduled Base Monthly Payments plus Base Residual Value						$1,639,946,478.93

Ford Credit Auto Lease Trust 2025-B
Quarterly Supplemental Report -- Residual Performance

The following table shows the residual performance as calculated on the monthly investor report in sections VIII and IX for returned vehicles segregated by the vehicle types.

				Residual Gain (Loss) per Returned Vehicle
Collection Period	Vehicle Type	Returned Vehicles	Return Rate	Amount	As a % of Adjusted MSRP	As a % of ALG Residual Value
OCTOBER 2025	Car	0	0.00%	$0	0.00%	0.00%
	CUV	43	19.37%	$2,919	6.65%	12.49%
	SUV	0	0.00%	$0	0.00%	0.00%
	Truck	19	26.39%	$6,150	9.25%	17.66%

	Total/Average	62	19.31%	$3,909	7.69%	14.54%

NOVEMBER 2025	Car	1	50.00%	$13,824	21.64%	54.12%
	CUV	42	19.35%	$1,590	3.58%	6.66%
	SUV	4	15.38%	$5,655	6.34%	13.11%
	Truck	20	34.48%	$6,074	8.87%	17.30%

	Total/Average	67	22.11%	$3,353	6.14%	11.81%

DECEMBER 2025	Car	0	0.00%	$0	0.00%	0.00%
	CUV	82	27.06%	$1,769	3.99%	7.56%
	SUV	5	12.50%	$8,525	11.23%	23.02%
	Truck	59	57.28%	$5,235	8.04%	15.23%

	Total/Average	146	32.52%	$3,401	6.32%	12.02%